Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive (Loss) Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Condensed Statement of Income Captions [Line Items]
Equity in (loss) earnings of subsidiaries	$ (134,180,548)	$ (7,394,438)	$ (1,086,999)
General administrative expense and others	(1,288,585)	(2,122,139)	(160,427)
NET LOSS ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	(135,469,133)	(9,516,577)	(1,247,426)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	312,051	(238,985)	(2,198,379)
COMPREHENSIVE (LOSS)	$ (135,157,082)	$ (9,755,562)	$ (3,445,805)